Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Current Assets [Line Items]
Prepaid expenses	$ 3,319	$ 2,760
Investment in listed equity securities (notes 8 and 12)	0	224,788
Other receivables	4,166	3,925
Other current assets	72,662	315,234
Commodity contract
Other Current Assets [Line Items]
Derivative asset	44,628	73,583
Receivable from TTF linked commodity swap derivatives	7,581	4,638
Interest rate swap
Other Current Assets [Line Items]
Derivative asset	5,557	0
Interest Receivable	2,461	1,923
Money market
Other Current Assets [Line Items]
Interest Receivable	$ 4,950	$ 3,617